Separate Accounts, Death Benefits and Other Insurance Benefit Features (Annuity Account Value) (Details) (USD $)				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 MAV Only [Member]		Dec. 31, 2013 With 5% rollup [Member]		Dec. 31, 2013 With Earnings Protection Benefit Rider (EPB) [Member]		Dec. 31, 2013 With 5% rollup & EPB [Member]		Dec. 31, 2013 Asset Protection Benefit ("APB") [Member]		Dec. 31, 2013 Lifetime Income Benefit ("LIB") - Death Benefit [Member]		Dec. 31, 2013 Reset [Member]		Dec. 31, 2013 Return of Premium ("ROP")/Other [Member]		Dec. 31, 2013 Guaranteed Minimum Death Benefit [Member] U.S. [Member]		Dec. 31, 2013 Guaranteed Minimum Death Benefit [Member] JAPAN [Member]		Dec. 31, 2013 Guaranteed Minimum Income Benefit [Member] JAPAN [Member]
Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Account Value ("AV")	$ 26,698,000,000	[1],[2]		$ 19,638,000,000	[1],[2]	$ 1,610,000,000	[1],[2]	$ 4,862,000,000	[1],[2]	$ 588,000,000	[1],[2]	$ 18,579,000,000	[1],[2],[3]	$ 773,000,000	[1],[2],[4]	$ 3,286,000,000	[1],[2],[5]	$ 12,476,000,000	[1],[2],[6]	$ 61,812,000,000	[1],[2]	$ 12,659,000,000	[1],[2],[7],[8]	$ 12,456,000,000	[1],[2],[7],[8]
Net Amount at Risk ("NAR")	3,894,000,000	[1],[9]		2,914,000,000	[1],[9]	232,000,000	[1],[2]	629,000,000	[1],[2]	119,000,000	[1],[2]	277,000,000	[1],[3],[9]	9,000,000	[1],[4],[9]	74,000,000	[1],[5],[9]	71,000,000	[1],[6],[9]	4,325,000,000	[1],[9]	167,000,000	[1],[7],[8],[9]	102,000,000	[1],[7],[8],[9]
Retained Net Amount at Risk ("RNAR")	218,000,000	[1],[9]		178,000,000	[1],[9]	16,000,000	[1],[2]	19,000,000	[1],[2]	5,000,000	[1],[2]	55,000,000	[1],[3],[9]	2,000,000	[1],[4],[9]	34,000,000	[1],[5],[9]	17,000,000	[1],[6],[9]	326,000,000	[1],[9]	0	[1],[7],[8],[9]	0	[1],[7],[8],[9]
Weighted Average Attained Age of Annuitant				69 years	[1]	69 years	[1],[2]	67 years	[1],[2]	70 years	[1],[2]	68 years	[1],[3]	66 years	[1],[4]	69 years	[1],[5]	67 years	[1],[6]	68 years	[1]	69 years	[1],[7],[8]	69 years	[1],[7],[8]
Less: General Account Value with U.S. GMBD	4,349,000,000	[1],[2]
Subtotal Separate Account Liabilities with GMDB	57,463,000,000	[1],[2]
Separate Account Liabilities without U.S. GMDB	83,411,000,000	[1],[2]
Total Separate Account Liabilities	$ 140,874,000,000	[1],[2]	$ 141,558,000,000

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.
[3]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[4]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.
[5]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).
[6]	ROP GMDB is the greater of current AV and net premiums paid.
[7]	Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
[8]	Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.
[9]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.